CONTRIBUTED SURPLUS (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in the entity's contributed surplus
Contributed surplus, beginning of year	62,215	63,542	63,083
Repurchase of Common Shares	1,058
Transfer to share capital	(537)	(1,712)
Stock-based compensation	319	385	459
Contributed surplus, end of year	63,055	62,215	63,542